Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Basis of Preparation	Basis of PreparationThe accompanying consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”).
Basis of Measurement	Basis of Measurement
The accompanying consolidated financial statements have been prepared on a going concern basis, under the historical cost convention, except for certain loans receivable, investments, and contingent considerations, which are recorded at fair value. Historical cost is generally based upon the fair value of the consideration given in exchange for assets acquired and the contractual obligation for liabilities incurred.

Functional and Presentation Currency	Functional and Presentation Currency
The Company’s functional currency and that of the majority of its subsidiaries is the United States (“U.S.”) dollar. The Company’s reporting currency is the U.S. dollar (“USD”). All references to “C$” refer to Canadian dollars. Foreign currency denominated assets and liabilities are re-measured into the functional currency using period-end exchange rates. Gains and losses from foreign currency transactions are included in Other income, net in the Consolidated Statements of Operations.
Assets and liabilities of foreign operations having a functional currency other than USD (e.g., C$) are translated at the rate of exchange prevailing at the reporting date; revenues and expenses are translated at the monthly average rate of exchange during the period. Gains or losses on translation of foreign subsidiaries and net investments in foreign operations are included in Foreign currency translation differences, net of tax in the Consolidated Statements of Comprehensive Loss and Accumulated other comprehensive loss on the Consolidated Balance Sheets.

Basis of Consolidation	Basis of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries with intercompany balances and transactions eliminated upon consolidation. Subsidiaries are those entities over which the Company has the power over the investee, is exposed, or has rights, to variable involvement with the investee; and has the ability to use its power to affect its returns. The following are Cresco Labs’ wholly-owned or controlled entities as of December 31, 2023:

Entity	Location	Purpose	Percentage Held
Cresco Labs Inc.	British Columbia, Canada	Parent Company
Cali-Antifragile Corp.	California	Holding Company	100%
River Distributing Co., LLC	California	Holding Company	100%
Sonoma's Finest fka FloraCal	California	Cultivation	100%
Cub City, LLC	California	Cultivation	100%
CRHC Holdings Corp.	Ontario, Canada	Holding Company	100%
Cannroy Delaware Inc.	Delaware	Holding Company	100%
High Road Holdings LLC	Delaware	Holding Company	100%
Laurel Harvest Labs, LLC	Pennsylvania	Cultivation and Dispensary Facility	100%
JDRC Mount Joy, LLC	Illinois	Holding Company	100%
JDRC Scranton, LLC	Illinois	Holding Company	100%
Bluma Wellness Inc.	British Columbia, Canada	Holding Company	100%
Cannabis Cures Investments, LLC	Florida	Holding Company	100%
3 Boys Farm, LLC	Florida	Cultivation, Production and Dispensary Facility	100%
Farm to Fresh Holdings, LLC	Florida	Holding Company	100%
Cresco U.S. Corp.	Illinois	Holding Company	100%
MedMar Inc.	Illinois	Holding Company	100%
MedMar Lakeview, LLC	Illinois	Dispensary	88%
MedMar Rockford, LLC	Illinois	Dispensary	75%
Gloucester Street Capital, LLC	New York	Holding Company	100%
Valley Agriceuticals, LLC	New York	Cultivation, Production and Dispensary Facility	100%
Valley Agriceuticals Real Estate	New York	Holding Company	100%
JDRC Ellenville, LLC	Illinois	Holding Company	100%
CMA Holdings, LLC	Illinois	Holding Company	100%
BL Real Estate, LLC	Massachusetts	Holding Company	100%
BL Pierce, LLC	Massachusetts	Holding Company	100%
BL Uxbridge, LLC	Massachusetts	Holding Company	100%
BL Main, LLC	Massachusetts	Holding Company	100%
BL Burncoat, LLC	Massachusetts	Holding Company	100%
BL Framingham, LLC	Massachusetts	Holding Company	100%
BL Worcester, LLC	Massachusetts	Holding Company	100%
Cultivate Licensing LLC	Massachusetts	Holding Company	100%
Cultivate Worcester, Inc.	Massachusetts	Dispensary	100%
Cultivate Leicester, Inc.	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cultivate Framingham, Inc.	Massachusetts	Dispensary	100%
Cultivate Cultivation, LLC	Massachusetts	Cultivation and Production Entity	100%
GoodNews Holdings, LLC	Illinois	Licensing Company	100%
Wonder Holdings, LLC	Illinois	Licensing Company	100%
JDRC Seed, LLC	Illinois	Educational Company	100%
CP Pennsylvania Holdings, LLC	Illinois	Holding Company	100%
Bay, LLC	Pennsylvania	Dispensary	100%
Bay Asset Management, LLC	Pennsylvania	Holding Company	100%
Ridgeback, LLC	Colorado	Holding Company	100%
Encanto Green Cross Dispensary, LLC	Arizona	Holding Company	100%
Cresco Labs Texas, LLC	Texas	Holding Company	100%
Cresco Labs, LLC	Illinois	Operating Entity	62%
Cresco Labs Ohio, LLC	Ohio	Cultivation, Production and Dispensary Facility	99%

Entity	Location	Purpose	Percentage Held
Cresco Labs Notes Issuer, LLC	Illinois	Holding Company
Wellbeings, LLC	Delaware	CBD Wellness Product Development	100%
Cresco Labs SLO, LLC	California	Holding Company	100%
SLO Cultivation Inc.	California	Holding Company	80%
Cresco Labs Joliet, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Kankakee, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Logan, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs PA, LLC	Illinois	Holding Company	100%
Cresco Yeltrah, LLC	Pennsylvania	Cultivation, Production and Dispensary Facility	100%
Strip District Education Center	Pennsylvania	Holding Company	100%
AFS Maryland, LLC	Maryland	Holding Company	100%
JDC Newark, LLC	Ohio	Holding Company	100%
Verdant Creations Newark, LLC	Ohio	Dispensary	100%
Strategic Property Concepts, LLC	Ohio	Holding Company	100%
JDC Marion, LLC	Ohio	Holding Company	100%
Verdant Creations Marion, LLC	Ohio	Dispensary	100%
Strategic Property Concepts 4, LLC	Ohio	Holding Company	100%
JDC Chillicothe, LLC	Ohio	Holding Company	100%
Verdant Creations Chillicothe, LLC	Ohio	Dispensary	100%
Strategic Property Concepts 5, LLC	Ohio	Holding Company	100%
JDC Columbus, LLC	Ohio	Holding Company	100%
Care Med Associates, LLC	Ohio	Dispensary	100%
Arizona Facilities Supply, LLC	Arizona	Holding Company	100%
Cresco Labs TINAD, LLC	Illinois	Holding Company	100%
TINAD, LLC	Illinois	Holding Company	100%
PDI Medical III, LLC	Illinois	Dispensary	100%
Cresco Labs Phoenix Farms, LLC	Illinois	Holding Company	100%
Phoenix Farms Partners, LLC	Illinois	Holding Company	100%
Phoenix Farms of Illinois Asset Management, LLC	Illinois	Holding Company	100%
Phoenix Farms of Illinois, LLC	Illinois	Dispensary	100%
JDC Elmwood, LLC	Illinois	Holding Company	100%
FloraMedex, LLC	Illinois	Dispensary	100%
Cresco Edibles, LLC	Illinois	Holding Company	100%
TSC Cresco, LLC	Illinois	Licensing	75%
Cresco HHH, LLC	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cresco Labs Nevada, LLC	Nevada	Holding Company	100%
Cresco Labs Michigan Management, LLC	Michigan	Holding Company	100%
Cresco Labs Missouri Management, LLC	Missouri	Holding Company	100%
JDRC Acquisitions, LLC	Illinois	Holding Company	100%
JDRC 7841 Grand LLC	Illinois	Holding Company	100%
JDRC Lincoln, LLC	Illinois	Holding Company	100%
JDRC Danville, LLC	Illinois	Holding Company	100%
JDRC Kankakee, LLC	Illinois	Holding Company	100%
JDRC Brookville, LLC	Illinois	Holding Company	100%
Cresco Labs Michigan, LLC (a)	Michigan	Cultivation and Production Facility	85%
(a) Legally, Cresco Labs Michigan, LLC is 85% owned by related parties of the Company.

Cresco U.S. Corp., which is wholly owned by the Company, is the sole manager of Cresco Labs, LLC; Cresco Labs, LLC is the sole owner and manager of Cresco Labs Notes Issuer, LLC. Therefore, the Company controls Cresco Labs Notes Issuer, LLC and has consolidated its results into the consolidated financial statements.
Non-controlling interests (“NCI”) represent ownership interests in consolidated subsidiaries by parties that are not shareholders of the Company. They are shown as a component of total equity in the Consolidated Balance Sheets, and the share of income attributable to NCI is shown as Net income attributable to non-controlling interests, net of tax in the Consolidated Statements of Operations and in the Consolidated Statements of Comprehensive Loss. Changes in the parent company’s ownership that do not result in a loss of control are accounted for as equity transactions.

Cash and Cash Equivalents	Cash and Cash Equivalents
Cash and cash equivalents include cash deposits in financial institutions, other deposits that are readily convertible into cash and cash on hand at retail locations. The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents and mainly consist of certificates of deposits.

Restricted Cash	Restricted CashRestricted cash represents amounts held in escrow related to investments, acquisitions and building improvements.
Accounts Receivable	Accounts Receivable
Accounts receivable are recorded net of allowance for doubtful accounts. The Company develops a provision matrix and measures the expected credit losses based on lifetime expected credit losses, taking into consideration historical credit loss experience and financial factors specific to the debtors. The Company also estimates and provides an allowance for doubtful accounts based on contractual payment terms, actual payment history of its customers, current economic conditions and individual customer circumstances. Accounts receivable are evaluated monthly based on expected collections over its life and an adjustment is recorded as needed. When a receivable is uncollectible, it is written off against the provision. Subsequent recoveries of amounts previously written off are credited to the Consolidated Statements of Operations. See Note 17 for further discussion.

Inventory	Inventory
Inventory is primarily composed of raw materials (cannabis and non-cannabis), work-in-process and finished goods. Inventory is recorded at the lower of cost or net realizable value, with cost determined using the weighted average cost method. For manufactured inventory, costs incurred during the growing and production of cannabis and cannabis-based products are capitalized, net of yield adjustments, as incurred to the extent that costs are less than net realizable value. These costs include, but are not limited to, materials, labor, overhead and occupancy costs, cannabis taxes and depreciation expense on equipment involved in manufacturing, packaging, labeling, inspection and testing. Fixed costs associated with underutilized facilities are taken as expenses within the current period. Capacities are set using normalized operating capacity as defined by GAAP. Costs related to purchased finished goods are recorded at cost, including freight. The Company reviews inventory for obsolete, redundant and slow-moving goods and any such inventory is written down to net realizable value.

Property and Equipment	Property and Equipment
Property and equipment is stated at cost, net of accumulated depreciation. Land is recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful life of the asset. The Company evaluates the recoverability of property, plant and equipment whenever events or changes in circumstances indicate that the carrying value of an asset or asset group may not be recoverable. In those cases, the assets are assessed for impairment based on the estimated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the carrying value of an asset exceeds its estimated future undiscounted cash flows, the Company will determine the fair value of the assets within the asset group and record an impairment loss calculated as the excess in carrying value over fair value. Equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Leasehold improvements are amortized over the lesser of the life of the lease or estimated useful life of the improvement. Any gain or loss arising from derecognition or impairment of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in the accompanying Consolidated Statements of Operations. The Company assesses property and equipment for indicators of impairment throughout the reporting period. See Note 4 for additional details.

Category	Estimated Useful Life
Leasehold Improvements	1 - 15 years
Machinery and Equipment	5 - 15 years
Furniture and Fixtures	3 - 7 years
Vehicles	5 years
Website and Software	3 years
Computer Equipment	3 - 5 years
Buildings and Building Improvements	5 - 39 years
Repairs and maintenance that do not improve efficiency or extend economic life are charged to expense as incurred.

Intangible Assets	Intangible Assets
Intangible assets are recorded at cost, less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date or date of consolidation/control. Amortization of definite-lived intangible assets is recorded on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any. Costs incurred during the year to renew or extend the term of a recognized intangible asset are included within additions and are amortized on a straight-line basis over the useful lives of the permit or license renewal period. See Note 7 for additional details. Intangible assets are amortized over the following terms:

Category	Estimated Useful Life
Customer Relationships	7 - 8 years
Non-Compete Agreements	2 - 5 years
Trade Names	10 years
Permit Application Fees	1 - 2 years
The estimated useful lives and residual values are reviewed at each year end and any changes in estimates are accounted for prospectively. Intangible assets that have an indefinite useful life are not subject to amortization. The Company’s indefinite-lived intangible assets consist of licenses which represent the future benefits associated with the Company’s cultivation, processing and dispensary licenses. Absent such license intangibles, the Company cannot continue as a going concern and as such, there is no foreseeable limit to the period over which these assets are expected to generate future cash inflows to the Company.
Definite-lived intangible assets are tested for impairment when there is an indication of impairment. Indefinite-lived intangible assets are tested for impairment annually, or more frequently, as warranted if events or changes in circumstances indicate impairment.
For the purpose of impairment testing, goodwill and indefinite-lived intangible assets have been allocated to reporting units, determined based on the smallest identifiable group of assets that generate cash inflows and outflows that are largely independent of cash inflows from other assets or group of assets.
Goodwill	Goodwill
Goodwill represents the excess of the purchase price paid for the acquisition of a business over the fair value of the net assets acquired. Goodwill is allocated to the reporting unit or reporting units, which are expected to benefit from the synergies of the combination.
Goodwill is not subject to amortization and is tested for impairment annually or more frequently as warranted if events or changes in circumstances indicate impairment may have occurred. For the purpose of impairment testing, goodwill and indefinite-lived intangible assets have been allocated to reporting units or groups of reporting units representing the lowest level at which the assets generate cash inflow and outflow independent of other assets. An impaired asset is written down to its estimated fair value based on the most recent information available. The Company assesses the fair values of its reporting units using an income-based approach. Under the income approach, fair value is based on the present value of estimated future cash flows. The income approach requires management to estimate a number of factors for each reporting unit, including projected future operating results, economic projections, anticipated future cash flows, discount rates, and the allocation of shared or corporate costs. The impairment review, which is performed October 1 of each year, begins with a qualitative assessment of all reporting units. If the Company determines, based on weighing of all available evidence, that a reporting unit’s carrying value may exceed its fair value at the testing date, the Company performs a quantitative impairment assessment. If the carrying value of these intangible assets or the reporting unit exceeds the fair values, the Company would record an impairment charge based on the excess of the carrying value over the fair value. See Note 7 for additional details.
As of December 31, 2023, the Company has no goodwill recorded that is expected to be tax deductible.
Income Taxes	Income Taxes
Tax expense recognized in profit or loss is comprised of the sum of current and deferred taxes not recognized in other comprehensive loss or directly in equity.
(i)Current Tax
Current tax assets and/or liabilities are comprised of claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.
(ii)Deferred Tax
Deferred taxes are calculated using the asset and liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective period of realization, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax liabilities are always provided for in full. The measurement of deferred tax assets is reduced through a valuation allowance, if necessary, by the amount of any tax benefits that, based on available evidence, are more likely than not expected to be unrealized.
Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority. Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive loss or directly in equity, in which case the related deferred tax is also recognized in other comprehensive loss or equity, respectively.
As the Company operates in the cannabis industry, the Company is subject to the limits of Internal Revenue Code (“IRC”) Section 280E under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. See Note 21 for additional details.
Fair Value of Financial Instruments	Fair Value of Financial Instruments
The Company accounts for assets and liabilities measured at fair value on a recurring basis in accordance with Accounting Standards Codification (“ASC”) 820 Fair Value Measurements. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the inputs to the fair value measurements. The three levels of the hierarchy are:
–Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
–Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly;
–Level 3 – Inputs for the asset or liability that are not based on observable market data.
See Note 17 for additional details.

Loans Receivable	Loans ReceivableThe Company may provide financing to various related and non-related businesses within the cannabis industry. These loans are classified as held for investment and accounted for as financial instruments in accordance with ASC 310 Receivables. At each reporting date, the Company applies its judgment to evaluate the collectability of the Loans receivable balance and records a provision based on the assessed amount of expected credit loss (“ECL”). See Note 17 for additional details.
Leases	Leases
The Company has entered into leases primarily for its corporate offices, cultivation and processing facilities and dispensaries. At inception of a contract, the Company determines whether the contract includes a lease. A contract contains a lease if it includes enforceable rights and obligations under which the right to control the use of an identified asset is conveyed for a period of time in exchange for consideration. The Company recognizes a right-of-use (“ROU”) asset and a lease liability at the commencement date – the date when the asset is available for use by the lessee.
The Company assesses at lease commencement whether it is reasonably certain to exercise extension or termination options. The Company reassesses its lease portfolio to determine whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. The extension options, which are considered reasonably certain to be exercised, are mainly those for which operational decisions have been made that make the lease assets vital to the continued relevant business activities.
Liabilities arising from a lease are initially measured at the present value of the lease payments not yet paid, using the Company’s incremental borrowing rate. Lease liabilities include the value of the following payments:
(i)Fixed payments, including in-substance fixed payments, less any lease incentives receivable;
(ii)The exercise price of a purchase option if the Company is reasonably certain to exercise that option; and
(iii)Penalties for early termination of the lease, if the lease term reflects the Company exercising an option to terminate the lease.
The lease liability is subsequently measured at amortized cost using the effective interest method. The lease liability is decreased by cash paid net of interest expense incurred. The lease liability is remeasured when there is a change in future lease payments, or if the Company changes its assessment of whether it will exercise an extension, purchase or termination option.
ROU assets are measured at cost and are comprised of the following:
(i)The amount of the initial measurement of lease liability;
(ii)Lease payments made at or before the commencement date less any lease incentives received;
(iii)Any initial direct costs; and
(iv)An estimate of costs of dismantling and removing the underlying asset, restoring the site on which it is located or the underlying asset, if applicable.
The ROU asset is depreciated on a straight-line basis from the commencement date to the end of the lease term. A fixed amount of rent expense is recognized on a straight-line basis over the lease term for operating leases. For finance leases, depreciation expense on the ROU asset and interest expense on the lease liability are recognized over the lease term. The value of the ROU asset is periodically reduced by impairment losses, if any, and adjusted for certain revaluations of the lease liability.
In accordance with the guidance in ASC 842 Leases, the Company has elected not to recognize ROU assets and lease liabilities where the total lease term is less than or equal to twelve months. The payments for such leases are recognized as rent expense within Selling, general and administrative expenses or Cost of goods sold in the Consolidated Statements of Operations on a straight-line basis over the lease term. See Note 5 for additional information.
(p)Change in Accounting Policy
On October 1, 2023, the Company elected to change its accounting policy related to the computation of short-term versus long-term lease liabilities. Previously, the current portion of the lease liability was determined by summing the present value of lease payments for the next 12 months. Under the new methodology, the current portion of the lease liability is now calculated by summing the next 12 months lease liability reduction. The Company implemented the change to better leverage automated lease accounting software and further streamline its month-end and quarter-end close processes. Both methodologies are allowable under GAAP. The change was applied retrospectively, and all prior periods presented in the consolidated financial statements have been adjusted in accordance with the updated policy.
Revenue Recognition	Revenue Recognition
Revenue is recognized by the Company in accordance with ASC 606 Revenue from Contracts with Customers. Through application of ASC 606, the Company recognizes revenue to depict the transfer of promised goods to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.
In order to recognize revenue under ASC 606, the Company applies the following five (5) steps:
•Identify a customer along with a corresponding contract;
•Identify the performance obligation(s) in the contract to transfer goods to a customer;
•Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods to a customer;
•Allocate the transaction price to the performance obligation(s) in the contract; and
•Recognize revenue when or as the Company satisfies the performance obligation(s).

Revenue consists of wholesale and retail sales of cannabis and other cannabis-derived and related products. Wholesale and retail sales are both generally recognized at a point in time when control over the goods has been transferred to the customer and is recorded net of sales discounts. For retail sales, payment is typically due upon transferring the goods to the customer. For wholesale sales, payment is typically due upon transferring the goods to the customer or within a specified time period permitted under agreed-upon payment terms.
Revenue is recognized upon the satisfaction of the performance obligation. The Company satisfies its performance obligation and transfers control upon delivery and acceptance by the customer. For some of its locations, the Company has customer loyalty programs where retail customers accumulate points based on their level of spending and use these points for discounts on cannabis and cannabis related products. These points are recorded as a contract liability until customers redeem their points for discounts. In addition, the Company records a performance obligation as a reduction of revenue based on the estimated probability of point redemption, which is calculated based on a standalone selling price and using historical redemption rates. Upon redemption, the loyalty program obligation is relieved and the offset is recorded as revenue. In the event of a product recall, the expected value method is utilized to estimate the financial impact and a reduction of revenue is recorded. See Note 13 for additional information on revenue and loyalty programs.

Advertising Costs	Advertising Costs
Advertising costs are expensed as incurred and are included in Selling, general and administrative expenses in the accompanying Consolidated Statements of Operations and totaled $7.4 million and $8.1 million for the years ended December 31, 2023 and 2022, respectively.

Excise Tax	Excise Tax
The Company recognizes excise tax and community benefit fees as Cost of goods sold or Selling, general and administrative expense based on whether the tax is generated on production of cannabis or as part of selling costs, respectively.

Share-Based Compensation	Share-Based Compensation
The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense over the vesting period based on the Company’s estimate of equity instruments that will eventually vest. For awards with performance conditions, compensation expense is recognized over the service period of awards and adjusted for the probability of achievement of performance-based goals. Expected forfeitures are applied to awards using an expected forfeiture rate that is calculated annually. The expected forfeiture rate is reviewed quarterly and an updated forfeiture rate will be applied to all outstanding awards if there has been a material change to the rate. The impact of the revision of the original estimate is recognized in profit or loss such that the cumulative expense reflects the revised estimate. For share-based payments granted to non-employees, the compensation expense is measured at the fair value of the equity instrument on the grant date. See Note 9 for additional information on share-based compensation.

Variable Interest Entities	Variable Interest Entities
A variable interest entity (“VIE”) is an entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to control the entity’s activities or do not substantially participate in the gains and losses of the entity. Upon inception of a contractual agreement, and thereafter, if a reconsideration event occurs, the Company performs an assessment to determine whether the arrangement contains a variable interest in an entity and whether that entity is a VIE. The primary beneficiary of a VIE is the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. Under ASC 810 Consolidations, where the Company concludes that it is the primary beneficiary of a VIE, the Company consolidates the financial results of the entity. See Note 18 for additional information on VIEs.

Business Combinations and Assets Held for Sale	Business Combinations and Assets and Liabilities Held for Sale
A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for by applying the acquisition method. The total consideration transferred in a business combination is the sum of the fair values of assets transferred, liabilities assumed, equity interests and other consideration issued by the acquirer in exchange for control of the acquiree. The acquisition date is the date on which the Company obtains control of the acquiree. The identifiable assets acquired, and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where ASC 805 Business Combinations provides exceptions to recording the amounts at fair value. Preliminary balances recorded are subject to change during the measurement period which will conclude at the earlier of the date the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date, learns that more information is not obtainable or one year following the acquisition date. Acquisition costs of the acquirer are expensed to profit or loss; acquisition costs of the acquiree paid by the acquirer may comprise a portion of consideration transferred. Non-controlling interest in the acquiree, if any, is recognized at fair value.

The Company classifies an asset or disposal group as held for sale in accordance with ASC 360 Property, Plant and Equipment, when the following criteria are met:
•management, having the authority to approve the action, commits to a plan to sell the asset (disposal group);
•the asset (disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (disposal groups);
•an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated;
•the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale, within one year;
•the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value;
•actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
Disposal groups held for sale are reported at the lower of carrying amount or fair value less costs to sell. Long-lived assets classified as held for sale are not subject to depreciation or amortization, and both the assets and any liabilities directly associated with the disposal group are presented separately within our Consolidated Balance Sheets. Subsequent changes to the estimated fair value less cost to sell are recorded as gains or losses in our Consolidated Statements of Operations, and any subsequent gains are limited to the cumulative losses previously recognized. The Company did not have any assets classified as held for sale as of December 31, 2023 and 2022.
Loss Per Share	Loss Per Share
Loss per share (“EPS”) is calculated by dividing the net earnings or loss attributable to shareholders by the weighted-average shares outstanding during the period. The Company presents basic and diluted EPS in the Consolidated Statements of Operations. Basic EPS is calculated by dividing the profit or loss attributable to shareholders by the weighted-average number of shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to shareholders and the weighted-average number of shares outstanding for the effects of all dilutive potential shares, which are comprised of redeemable Cresco Labs, LLC shares (“Redeemable Units”); stock options, and restricted stock units (“RSUs”) issued. Shares with anti-dilutive impacts are excluded from the calculation. The number of shares included with respect to Redeemable Units, stock options, and RSUs is computed using the treasury stock method. See Note 10 for additional information on Loss Per Share.

Use of Estimates	Use of Estimates
The preparation of the Company’s consolidated financial statements under GAAP requires management to make estimates, judgments and assumptions about the carrying amounts of certain assets and liabilities. Estimates and related assumptions are based on historical experience and other relevant factors. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis for reasonableness and relevancy. Where revisions are required, they are recognized in the period in which the estimate is revised for the current as well as future periods that are affected
Newly Adopted Accounting Pronouncements	Newly Adopted Accounting Pronouncements The Company did not adopt any new accounting pronouncements during the year ended December 31, 2023.
Recently Issued Accounting Standards	Recently Issued Accounting Standards
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures. The ASU expands disclosures in an entity’s income tax rate reconciliation table and regarding cash taxes paid both in the U.S. and foreign jurisdictions. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU are required to be adopted for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. Early adoption is permitted. The amendments should be applied on a prospective basis with retrospective application permitted. The Company is currently assessing the impact of the disclosure requirements on our consolidated financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. This ASU improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. A public entity should apply the amendments in this ASU retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact of the disclosure requirements on its consolidated financial statements.
In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the Securities and Exchange Commission's (“SEC”) Disclosure Update and Simplification Initiative. The amendments in this update represent changes to clarify or improve disclosure and presentation requirements of a variety of Topics in the ASC. The amendments should be applied on a prospective basis and allow users to more easily compare entities subject to SEC's existing disclosure with those entities that were not previously subject to the SEC's requirements. The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure requirement from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. The Company is currently accessing the impact on our consolidated financial statements.

Reclassifications	Reclassifications
As of December 31, 2022, $17.2 million of current portion lease liabilities were reclassified to non-current leases liabilities, and $7.8 million of short-term borrowings of financing liabilities were reclassified to long-term notes and loans payable as disclosed on the Consolidated Balance Sheets and the notes hereto. Certain amounts from unaudited prior interim periods have also been reclassified to conform with the report classifications of the current period. The current portion of lease liabilities were reduced by $17.4 million, $17.1 million and $15.9 million, as of March 31, 2023, June 30, 2023, and September 30, 2023, respectively. Non-current lease liabilities were increased by the same amounts for each respective period. Short-term borrowings were reduced by $7.5 million, $7.2 million and $6.8 million as of March 31, 2023, June 30, 2023, and September 30, 2023, respectively. Long-term notes and loans payable were increased by the same amounts for each respective period. The reclassifications had no effect on previously reported total current assets, total liabilities, total shareholders' equity, retained earnings, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.
Separately presented, as of December 31, 2022, the Company broke out Additional paid-in-capital balances previously included in Share Capital on the Consolidated Balance Sheets and Consolidated Statements of Changes in Shareholders' Equity. The reclassifications had no effect on total liabilities and shareholders' equity.